Average Annual Total Returns{- Health Care Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-21 - Health Care Portfolio	VIP Health Care Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Health Care Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Health Care Portfolio-Initial VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1513 Past 1 year	F1513 Past 5 years	F1513 Past 10 years
Total	21.58%	13.52%	18.46%	18.40%	15.22%	13.88%	18.28%	12.73%	16.53%